Directors and key management compensation (Tables)	12 Months Ended
Mar. 31, 2021
Directors and key management compensation
Schedule of aggregate emoluments of directors

	2021	2020	2019
	€m	€m	€m
Salaries and fees	4	4	4
Incentive schemes[1]	3	2	2
Other benefits[2]	0	1	—
	7	7	6

Notes:

1	Excludes gains from long-term incentive plans.
2	Includes the value of the cash allowance taken by some individuals in lieu of pension contributions.

Schedule of aggregate compensation for key management

	2021	2020	2019
	€m	€m	€m
Short-term employee benefits	28	27	23
Share-based payments	23	30	35
	51	57	58